Intangible Assets and Goodwill, Intangible Assets (Details) $ in Thousands	12 Months Ended
	Aug. 31, 2018 USD ($) yr	Aug. 31, 2017 USD ($)	Aug. 31, 2016 USD ($)
Intangible Assets [Abstract]
Beginning balance	$ 11,183
Additions	3,138	$ 912
Business combinations (note 3)	27,528	9,539
Disposals	(2,534)	(483)
Foreign currency translation adjustment	(2,518)	1,370
Ending balance	29,866	11,183
Amortization	10,327	3,289
Cost [Member]
Intangible Assets [Abstract]
Beginning balance	26,483	15,145
Ending balance	52,097	26,483	$ 15,145
Accumulated Amortization [Member]
Intangible Assets [Abstract]
Amortization	22,231	15,300	11,754
Disposals [Member]
Intangible Assets [Abstract]
Amortization	(2,507)	(452)
Foreign Currency Translation Adjustment [Member]
Intangible Assets [Abstract]
Amortization	(889)	709
Core Technology [Member]
Intangible Assets [Abstract]
Beginning balance	7,763
Additions	89	0
Business combinations (note 3)	16,555	7,932
Disposals	(60)	(76)
Foreign currency translation adjustment	(1,419)	735
Ending balance	18,448	7,763
Amortization	$ 4,878	2,617
Remaining amortization period, end of period | yr	5
Core Technology [Member] | Cost [Member]
Intangible Assets [Abstract]
Beginning balance	$ 12,893	4,302
Ending balance	28,058	12,893	4,302
Core Technology [Member] | Accumulated Amortization [Member]
Intangible Assets [Abstract]
Amortization	9,610	5,130	2,307
Core Technology [Member] | Disposals [Member]
Intangible Assets [Abstract]
Amortization	(45)	(54)
Core Technology [Member] | Foreign Currency Translation Adjustment [Member]
Intangible Assets [Abstract]
Amortization	(353)	260
Customer Relationships [Member]
Intangible Assets [Abstract]
Beginning balance	1,520
Additions	0	0
Business combinations (note 3)	9,192	1,607
Disposals	0	0
Foreign currency translation adjustment	(590)	82
Ending balance	6,358	1,520
Amortization	$ 3,949	167
Remaining amortization period, end of period | yr	2
Customer Relationships [Member] | Cost [Member]
Intangible Assets [Abstract]
Beginning balance	$ 1,689	0
Ending balance	10,291	1,689	0
Customer Relationships [Member] | Accumulated Amortization [Member]
Intangible Assets [Abstract]
Amortization	3,933	169	0
Customer Relationships [Member] | Disposals [Member]
Intangible Assets [Abstract]
Amortization	0	0
Customer Relationships [Member] | Foreign Currency Translation Adjustment [Member]
Intangible Assets [Abstract]
Amortization	(185)	2
In-process Research and Development [Member]
Intangible Assets [Abstract]
Beginning balance	0
Additions	0	0
Business combinations (note 3)	305	0
Disposals	0	0
Foreign currency translation adjustment	(13)	0
Ending balance	292	0
Amortization	$ 0	0
Remaining amortization period, end of period | yr	0
In-process Research and Development [Member] | Cost [Member]
Intangible Assets [Abstract]
Beginning balance	$ 0	0
Ending balance	292	0	0
In-process Research and Development [Member] | Accumulated Amortization [Member]
Intangible Assets [Abstract]
Amortization	0	0	0
In-process Research and Development [Member] | Disposals [Member]
Intangible Assets [Abstract]
Amortization	0	0
In-process Research and Development [Member] | Foreign Currency Translation Adjustment [Member]
Intangible Assets [Abstract]
Amortization	0	0
Brand Name [Member]
Intangible Assets [Abstract]
Beginning balance	0
Additions	0	0
Business combinations (note 3)	846	0
Disposals	0	0
Foreign currency translation adjustment	(50)	0
Ending balance	284	0
Amortization	$ 519	0
Remaining amortization period, end of period | yr	0
Brand Name [Member] | Cost [Member]
Intangible Assets [Abstract]
Beginning balance	$ 0	0
Ending balance	796	0	0
Brand Name [Member] | Accumulated Amortization [Member]
Intangible Assets [Abstract]
Amortization	512	0	0
Brand Name [Member] | Disposals [Member]
Intangible Assets [Abstract]
Amortization	0	0
Brand Name [Member] | Foreign Currency Translation Adjustment [Member]
Intangible Assets [Abstract]
Amortization	(7)	0
Software [Member]
Intangible Assets [Abstract]
Beginning balance	1,900
Additions	3,049	912
Business combinations (note 3)	630	0
Disposals	(2,474)	(407)
Foreign currency translation adjustment	(446)	553
Ending balance	4,484	1,900
Amortization	$ 981	505
Remaining amortization period, end of period | yr	3
Software [Member] | Cost [Member]
Intangible Assets [Abstract]
Beginning balance	$ 11,901	10,843
Ending balance	12,660	11,901	10,843
Software [Member] | Accumulated Amortization [Member]
Intangible Assets [Abstract]
Amortization	8,176	10,001	$ 9,447
Software [Member] | Disposals [Member]
Intangible Assets [Abstract]
Amortization	(2,462)	(398)
Software [Member] | Foreign Currency Translation Adjustment [Member]
Intangible Assets [Abstract]
Amortization	$ (344)	$ 447